SHARE CAPITAL (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Issue of equity		$ 125,672	$ 35,682
Reconciliation of number of shares outstanding [abstract]
Shares issued under options (shares)		25,000	5,000
Balance at beginning of period	$ (120,761)	$ (41,754)	$ (120,761)
Shares issued under DSUs		(145)	0
Shares issued under options		61	10
Shares issued under warrants		2,450
Share issue costs		(901)	(2,044)
Balance at end of period		$ 42,037	(41,754)
Percentage of outstanding share capital		30.00%
7% Convertible Debentures
Reconciliation of number of shares outstanding [abstract]
Borrowings, interest rate		7.00%		7.00%
Common shares | Share Capital
Issue of equity		$ 125,672	$ 35,682
Increase (decrease) in number of ordinary shares issued		32,642,100	8,161,900
Reconciliation of number of shares outstanding [abstract]
Balance at beginning of period (shares)	67,071,290	76,116,215	67,071,290
Bought deal (shares)			6,272,790
Conversion of 7% Convertible Debentures (shares)	1,889,110		1,889,110
Shares issued under DSUs (shares)		36,194	233,539
Shares issued under options (shares)		24,500	4,750
Shares issued under warrants (shares)			644,736
Balance at end of period (shares)		108,819,009	76,116,215
Balance at beginning of period	$ 746,542	$ 783,167	$ 746,542
Private placement			26,203
Conversion of 7% Convertible Debentures			9,479
Shares issued under DSUs		20	521
Shares issued under options		77	16
Shares issued under warrants		2,450	2,450
Share issue costs		(901)	(2,044)
Balance at end of period		$ 908,035	$ 783,167